Convertible Unsecured Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Convertible Unsecured Subordinated Debentures

Maturity date	March 31, 2026
Interest rate	5.00%
Conversion price per share	$10.60
Carrying value at December 31, 2015	$—
Receipt of initial instalment, net of deferred financing costs	357,694
Amortization of deferred financing costs	925
Carrying value at December 31, 2016	$358,619
Face value at December 31, 2016	$382,950